Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(2)	SKT Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Income (Loss) (in 000s)(6)	Core FFO per Diluted Share(7)
2024	$6,871,995	$11,234,883	$2,126,801	$3,587,672	$296.38	$107.61	$102,760	$2.13
2023	6,100,202	20,609,396	2,153,239	5,907,873	232.08	95.21	103,882	1.96
2022	5,484,246	5,893,354	2,557,889	2,047,980	143.21	86.17	85,831	1.83
2021	5,082,937	16,097,774	2,642,369	5,095,710	146.59	99.96	9,558	1.76
2020	5,276,976	4,106,367	2,360,818	3,072,133	72.72	63.78	(38,013)	1.57

Company Selected Measure Name	Core FFO per diluted share
Named Executive Officers, Footnote	Total Compensation for the Principal Executive Officer as presented in the Summary Compensation Table above. The Principal Executive Officer for 2024, 2023, 2022 and 2021 was Stephen Yalof. The Principal Executive Officer for 2020 was Steven Tanger.Average Total Compensation by year for non-PEO NEOs as presented in the Summary Compensation Table Above. The following non-PEO NEOs are included in the average figures shown, by year:
(a)2024 - Michael J. Bilerman, Leslie A. Swanson, Jessica K. Norman and Justin C. Stein
(b)2023 - Steven B. Tanger, Michael J. Bilerman, Leslie A. Swanson, and Andrew R. Wingrove
(c)2022 - Steven B. Tanger, Michael J. Bilerman, Chad D. Perry, Leslie A. Swanson, James F. Williams, and Thomas J. Guerrieri Jr.
(d)2021 - Steven B. Tanger, James F. Williams, Chad D. Perry, and Leslie A. Swanson
(e)2020 - Stephen Yalof, James F. Williams, Chad D. Perry, and Lisa J. Morrison

Peer Group Issuers, Footnote	Represents the cumulative total shareholder return (TSR) of the DOW Jones U.S. Real Estate Retail Index assuming $100 was initially invested for the period beginning December 31, 2019 through the years ending December 31 2020, 2021, 2022, 2023, and 2024 respectively.
PEO Total Compensation Amount	$ 6,871,995	$ 6,100,202	$ 5,484,246	$ 5,082,937	$ 5,276,976
PEO Actually Paid Compensation Amount	$ 11,234,883	20,609,396	5,893,354	16,097,774	4,106,367
Adjustment To PEO Compensation, Footnote

Principal Executive Officer
Adjustments	2024
Total Compensation on Summary Compensation Table	$6,871,995
Less: Stock and Option Award Values Reported for Covered Year	(3,750,008)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that remain unvested	4,407,877
Change in Fair Value of Outstanding Unvested Stock and Options from Prior Years	3,923,418
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	(218,399)
Compensation Actually Paid	$11,234,883

Non-PEO NEO Average Total Compensation Amount	$ 2,126,801	2,153,239	2,557,889	2,642,369	2,360,818
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,587,672	5,907,873	2,047,980	5,095,710	3,072,133
Adjustment to Non-PEO NEO Compensation Footnote

Average of non-PEO NEOs
Adjustments	2024
Total Compensation on Summary Compensation Table	$2,126,801
Less: Stock and Option Award Values Reported for Covered Year	(1,025,025)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that remain unvested	1,204,847
Change in Fair Value of Outstanding Unvested Stock and Options from Prior Years	1,136,670
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	144,379
Compensation Actually Paid	$3,587,672

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and TSR

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Core FFO per Diluted Share

Total Shareholder Return Vs Peer Group

Compensation Actually Paid and TSR

Tabular List, Table
Performance Measures
Listed below are the financial performance measures which in our assessment represent the most important financial performance measures we use to link compensation actually paid to our named executive officers, for 2024, to Company performance.

Measure	Nature
Core Funds From Operations	Financial
Total Shareholder Return	Financial
Same Center Net Operating Income	Financial
Operating Margin	Financial

Total Shareholder Return Amount	$ 296.38	232.08	143.21	146.59	72.72
Peer Group Total Shareholder Return Amount	107.61	95.21	86.17	99.96	63.78
Net Income (Loss)	$ 102,760,000	$ 103,882,000	$ 85,831,000	$ 9,558,000	$ (38,013,000)
Company Selected Measure Amount | $ / shares	2.13	1.96	1.83	1.76	1.57
PEO Name	Stephen Yalof	Stephen Yalof	Stephen Yalof		Steven Tanger
Additional 402(v) Disclosure	Compensation Actually Paid reflects the respective amounts set forth in columns (1) and (3), adjusted as set forth in the tables below, as determined in accordance with SEC rules. The dollar amounts of compensation in columns do not reflect the actual amount of compensation earned or paid during the applicable year. For information regarding the decisions made by our Human Capital and Compensation Committee in regards to executive compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the respective proxy statements for each year.Represents the cumulative total shareholder return (TSR) for the Company assuming $100 was initially invested for the period beginning December 31, 2019 through the years ending December 31, 2020, 2021, 2022, 2023, and 2024 respectively. Net Income, as presented in the Company’s Consolidated Income Statements in the Company’s Form 10-K for each of the years ending December 31, 2024, 2023, 2022, 2021, and 2020. We do not consider Net Income to be an appropriate measurement of a real estate company’s financial performance, mostly due to its assumption that the value of real estate assets diminishes ratably over time through historical cost depreciation. We believe FFO and Core FFO, as described in Note (7) below, to be a more appropriate measurement of financial performance. The Illustrations below show the relationship of “compensation actually paid” to our Principal Executive Officer and other named executive officers in 2020, 2021, 2022, 2023, and 2024 to Core FFO per Diluted Share, Net Income (Loss), as well as the relationship between Tanger’s TSR and the TSR of the DOW Jones U.S. Real Estate Retail Index.
Measure:: 1
Pay vs Performance Disclosure
Name	Core Funds From Operations
Non-GAAP Measure Description	Core FFO per diluted share is a non-GAAP financial measure of a real estate company’s operating performance. Core FFO is defined as FFO, which is defined by the National Association of Real Estate Investment Trusts, further adjusted to eliminate the impact of certain items that we do not consider indicative of ongoing operating performance. We consider Core FFO per diluted share a meaningful measure of operating performance primarily due to its exclusion of historical cost depreciation as required by GAAP, which assumes that the value of real estate assets diminishes ratably over time, as well as its exclusion of items mentioned in Appendix A. Core FFO per diluted share is used to evaluate NEO performance under our 2024 Incentive Cash Bonus Plan, a short-term cash incentive program providing for bonus payouts based on the achievement of Core FFO per diluted share as well as several other financial and strategic performance objectives. A reconciliation of Core FFO per diluted share to net income is included within Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Same Center Net Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Margin
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,750,008)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,407,877
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,923,418
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(218,399)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,025,025)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,204,847
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,136,670
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 144,379